ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Details 1) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 852	$ 1,040	$ 1,029
Cost of revenues		37,974	43,044	25,458	[2]
Cost of sales and services [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		457	759	1,849
Materials		36,265	36,738	18,528
Professional fees		418	202	1,303
Depreciation		7	55	850
Other Cost of sales expenses		827	5,290	2,928
Cost of revenues		$ 37,974	$ 43,044	$ 25,458

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.
[2]	Reclassified in respect of discontinued operations - see Note 25.